Vanguard Windsor Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Windsor Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in large- and mid-capitalization companies whose stocks are considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor believes are trading at prices that are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund. The Fund may invest up to 30% of its assets in foreign securities, which may include depositary receipts. Foreign securities may be traded on U.S. or foreign markets.